Financial result	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Financial result
7. Financial result
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2021 (Restated)	2020	2021 (Restated)	2020
	(Euros in thousands)		(Euros in thousands)

Interest income from Other financial assets	38	436	87	755
Foreign currency gains	19	1	3,014	328
Gain on other financial instruments	156	—	—	—

Financial income	213	437	3,101	1,083

Interest expenses	(140)	(81)	(245)	(110)
Foreign currency losses	(489)	(2,083)	(101)	—
Losses on other financial instruments	—	—	(931)	—

Financial expenses	(629)	(2,164)	(1,277)	(110)
Change in fair value of warrant liabilities	(2,722)	—	(3,936)	—

Financial result	(3,138)	(1,727)	(2,112)	973

Foreign currency gains mainly consist of unrealized gains in connection with our USD holdings of both cash and cash equivalents as w
e
ll as short-term deposits.
The fair value of the warrants increased from €2.35
per warrant as of December 31, 2020 to €2.52 per warrant as of March 31, 2021 and from €2.52 per warrant as of March 31, 2021 to €2.89
per warrant as of June 30, 2021.
The result is a
increase
 in fair value of warrant liabilities of €2.7 million for the three months ended June 30, 2021 and €3.9 million for the six months ended June 30, 2021.
Gains and losses on other financial instruments consist of losses from unrealized currency forward contracts.